Interest expense and other financial costs	12 Months Ended
Dec. 31, 2024
Interest expense and other financial costs [Abstract]
Interest expense and other financial costs
19	Interest expense and other financial costs

This caption at December 31, 2024, 2023 and 2022, is comprised as follows:

	2024	2023	2022
Interest on financial debt	$13,465	$9,411	$9,096
Interest on financial related parties	13,885	16,290	18,227
Interest expense on leasing agreements	16,118	28,783	28,568
Other financial expenses	4,660	8,546	5,257
Amortization of transaction cost associated with financial debt	-	36	415
	$48,128	$63,066	$61,563